Income Taxes (Provision for Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Current—The Netherlands	$ 6,043	$ 973	$ 936
—Foreign	36,536	41,862	41,667
Provision for income tax current, total	42,579	42,835	42,603
Deferred—The Netherlands	188	250	317
—Foreign	(66,162)	(36,684)	(40,464)
Provision for income tax deferred, total	(65,974)	(36,434)	(40,147)
Total income tax expense (benefit)	$ (23,395)	$ 6,401	$ 2,456